Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of MBC and its wholly-owned subsidiaries, DAG Funding Solutions, Inc. (“DAG Funding”), MBC Funding-I, Inc. (“MBC Funding”) and 1490-1496 Hicks, LLC (“Hicks LLC”). Collectively, MBC, DAG Funding, MBC Funding and Hicks LLC are referred to herein as the “Company.” All significant intercompany balances and transactions have been eliminated in consolidation.

Interim Financial Information, Policy [Policy Text Block]

Unaudited Consolidated Financial Statements

The accompanying unaudited consolidated financial statements of the Company for the three month periods ended March 31, 2014 and 2013, have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10Q. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Results of operations for the interim periods are not necessarily indicative of the operating results to be attained in the entire fiscal year.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management will base the use of estimates on (a) a preset number of assumptions that consider past experience, (b) future projections, and (c) general financial market condition. Actual amounts could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and marketable securities. The Company maintains its cash and cash equivalents with one major financial institution. Accounts at the financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000.
Credit risks associated with short term commercial loans the Company makes to small businesses and related interest receivable are described in Note 4 entitled Commercial Loans.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Company continually monitors events or changes in circumstances that could indicate carrying amounts of long lived assets, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the undiscounted cash flows is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. During the year ended December 31, 2013, the Company recognized an impairment loss on the write-down of its investment in a privately held company in the amount of $35,000 (See Note 6).

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes under the provisions of FASB ASC 740, “Income Taxes”. Under the provisions of FASB ASC 740, deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.
Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considers all available evidence including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. In the event that the Company changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.
The Company follows ASC 740 rules governing tax positions which provide guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognition, classification and disclosure of these uncertain tax positions.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenues in accordance with ASC 605, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements. ASC 605 outlines the basic criteria that must be met to recognize revenue and provides guidance for disclosure related to revenue recognition policies. In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery of the product has occurred or services have been rendered, (iii) the sales price charged is fixed or determinable, and (iv) collectability is reasonably assured.
Interest income from commercial loans is recognized, as earned, over the loan period.
Origination fee revenue on commercial loans is amortized over the term of the respective note.

Deferred Financing Costs, Policy [Policy Text Block]

Deferred Financing Costs

Costs incurred in connection with the Company’s line of credit, as discussed in Note 7, are being amortized over one year, using the straight-line method. Costs incurred in connection with the Company’s senior secured notes, as discussed in Note 8 are being amortized over the term of the notes, using the straight-line method.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share (“EPS”)

Basic and diluted earnings per share are calculated in accordance with ASC 260 “Earnings Per Share”. Under ASC 260, basic earnings per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share include the potential dilution from the exercise of stock options and warrants for common shares using the treasury stock method.
The numerator in calculating both basic and diluted earnings per common share for each period is the reported net income. The denominator is based on the following weighted average number of common shares:

	Three months ended March 31,		Years ended December 31,
	2014	2013	2013	2012
Basic weighted average common shares outstanding	4,256,190	4,283,218	4,269,169	4,320,050
Incremental shares for assumed exercise of options	30,483	12,440	20,649	6,279
Diluted weighted average common shares outstanding	4,286,673	4,295,658	4,289,818	4,326,329
112,517, 262,560, 262,351 and 345,721 vested options were not included in the diluted earnings per share calculation for the three month periods ended March 31, 2014 and 2013, and the years ended December 31, 2013 and 2012, respectively, either because their effect would have been anti-dilutive, or because they are being held in escrow (See Note 12).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company measures and recognizes compensation awards for all stock option grants made to employees and directors, based on their fair value in accordance with ASC 718 “Compensation — Stock Compensation”, which establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. A key provision of this statement is to measure the cost of employee services received in exchange for an award of equity instruments (including stock options) based on the grant-date fair value of the award. The cost will be recognized over the service period during which an employee is required to provide service in exchange for the award (i.e., the requisite service period or vesting period). The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50, “Equity Based Payment to Non-Employees”. All transactions with non-employees, in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more appropriately measurable.
The stock based compensation expense for each period also includes the amortization of the fair value of the restricted shares granted on September 9, 2011, after adjusting for the effect on the fair value of the stock options related to this transaction. The fair value will be amortized over 15 years (See Note 12).

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

For cash and cash equivalents, short term loans, the line of credit and accounts payable, as well as interest bearing commercial loans held by the Company, the carrying amount approximates fair value due to the relative short-term nature of such instruments. The senior secured notes approximate fair value due to the relative short term of the notes and the prevailing interest rate.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financials statements.
In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The ASU is intended to improve the transparency of reporting reclassifications out of accumulated other comprehensive income. This guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (AOCI). It does not amend any existing requirements for reporting net income or OCI in the financial statements. The standard is effective prospectively for public entities for annual and interim reporting periods beginning after December 15, 2012. Private companies may adopt the standard one year later but early adoption was permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In February 2013, the FASB issued ASU 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” The main objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in GAAP. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” The objective of this guidance is to clarify the balance sheet presentation of an unrecognized tax benefit and to resolve the diversity in practice that had developed in the absence of any on-point GAAP. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date. For public entities, ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In January 2014, the FASB issued ASU 2014-04, “Receivables — Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (A Consensus of the FASB Emerging Issues Task Force).” The purpose of the update is to define an in substance repossession or foreclosure for purposes of determining whether or not an entity should derecognize a residential real estate collateralized consumer mortgage loan if the entity has foreclosed on the real estate. The ASU is effective for public entities for fiscal years beginning after December 15, 2014, and interim periods therein. For nonpublic entities, the ASU is effective for annual periods beginning after December 15, 2014, and interim and annual periods thereafter. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.
Management does not believe that any other recently issued, but not yet effected, accounting standards if currently adopted would have a material effect on the Company’s consolidated financial statements.